New York Life Insurance Company

51 Madison Avenue, New York, NY 10010

(347) 268-3631    Fax: (212) 576-7101

E-mail : Peter_m_fabiankovic@newyorklife.com

www.newyorklife.com

Peter M. Fabiankovic

Assistant General Counsel

June 11, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Variable Universal Life Separate Account – I (“Registrant”)

Post-Effective Amendment No. 9 to Registration Statement on Form N-6

New York Life Variable Universal Life Accumulator II (the “Policy”)

File Nos. 811-07798/333-222196

Commissioners:

Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Post-Effective Amendment No. 9 (the “Amendment”) to the registration statement on Form N-6 (File No. 333-222196) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and of Amendment No. 172 under the Investment Company Act of 1940 (the “1940 Act”) for the Policy.

For convenience, this letter uses the same defined terms used in the prospectus for the Policy contained in the Registration Statement (the “Prospectus”).

1. Purpose of Amendment

Registrant is filing the Amendment pursuant to Rule 485(a)(1) of the 1933 Act to revise the Registration Statement to offer a modified version of the Policy that is principally intended to allow the Policy to reflect the changes in Section 7702 of the Internal Revenue Code of 1986, as amended (the “Code”) that were recently adopted in the Consolidated Appropriations Act, 2021. (The version of the Policy to be offered under the prospectus filed with the Amendment is referred to as the “Series 2 Policy” and the existing version of the Policy that is currently offered is referred to as the “Series 1 Policy.”) Registrant plans to begin offering the Series 2 Policy on or after August 28, 2021 (the “Roll-Out Date”), and discontinue offering new Series 1 Policies as of the Roll-Out Date. The Series 2 Policy includes the following changes from the Series 1 Policies (which are not being changed):

1)

Mortality and Expense Risk Charges (“M&E Charges”): Current M&E Charges for Series 2 Policies will be 0.00% as an annual percentage of the Separate Account Value, in comparison with 0.10% for Series 1 Policies; guaranteed M&E Charges will remain the same for both Series;

Securities and Exchange Commission

2)

Per Thousand Face Amount Charges: Current and Guaranteed Per Thousand Face Amount Charges for Series 2 Policies will be increased consistent with the increases in Guideline Level Premiums per dollar of Face Amount that follow from the changes to Section 7702 of the Code; these charges for Series 1 Policies will not be changed;

3)

Non-Guaranteed Persistency Credits: Series 2 Policies will offer earlier Persistency Credit Start Dates and will pay a different Persistency Credit than those on Series 1 Policies. For Series 2 Policies, the Persistency Credit Start Date will be Policy Year 11 and the Persistency Credit will be 0.10% (annualized) of the unloaned portion of the Cash Value for Policy Years 11 – 15 and 0.20% (annualized) thereafter. For Series 1 Policies, the Persistency Credit Start Date will remain at Policy Year 16 and the Persistency Credit will remain 0.25% (annualized) of the unloaned portion of the Cash Value for Policy Year 16 and thereafter;

4)

Overloan Protection Rider (OLP): Series 2 Policies will offer the OLP Rider for both Life Insurance Qualification Tests (i.e., the Guideline Premium Test (GPT) and Cash Value Accumulation Test (CVAT)), whereas the OLP Rider is available only for GPT on Series 1 Policies. The OLP Rider on Series 2 Policies also reflects a minimum death benefit required by recent changes to standards adopted by the Interstate Insurance Product Regulation Commission (the “Compact”); and

5)	Other non-material changes.

NYLIAC has also included an initial summary prospectus (“ISP”) as Exhibit (r) to the Amendment to be used in the proposed offering of Series 2 Policies on or after the Roll-Out Date. NYLIAC has also included the revised OLP Rider as Exhibit (d)(13) to the Amendment that has been filed with the Compact. NYLIAC has not included a new exhibit for the Series 2 Policies because the foregoing changes did not require revisions to the policy form or the policy date pages. Registrant represents that the Amendment effects no other material changes to the Registration Statement.

2. Timetable for Effectiveness

We are asking that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on August 10, 2021. Registrant intends to delay the effectiveness of the Amendment via the filing of a 485BXT until the Roll-Out Date.

Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (347) 268-3631 (or Peter_M_Fabiankovic@newyorklife.com).

Securities and Exchange Commission

Very truly yours,

/s/ Peter M. Fabiankovic
Peter M. Fabiankovic
Assistant General Counsel

cc:	Sally Samuel, Esq.